Balance Sheets (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 2,459,132	$ 3,522,450	$ 1,772,822
Prepaid expenses	44,816	10,325	176,708
Deferred financing costs, net of amortization of $90,386, $69,546 and $0, respectively	57,883	78,724	38,189
Total current assets	2,561,831	3,611,499	1,987,719
Deferred offering costs	45,500
Fixed assets, net of accumulated depreciation of $423, $373 and $0, respectively	9,097	8,498
Other assets	12,100	12,100	6,000
Total assets	2,628,528	3,632,097	1,993,719
Current liabilities:
Accounts payable	127,090	180,319	237,421
Accrued expenses	164,522	438,658	222,954
Derivative liabilities	12,773,899	20,103,425	5,090,988
Subordinated promissory notes payable, net of debt discount of $55,708 , $141,049 and $62,325, respectively	844,292	758,951	153,675
Total current liabilities	13,909,803	21,481,353	5,705,038
Long-term liability - accrued expense	100,000	100,000
Total liabilities	14,009,803	21,581,353	5,705,038
Commitments and contingencies
Stockholders' deficit:
Common stock, $0.01 par value, 1,000,000,000 shares authorized, 49,878,284 , 49,587,771 and 24,023,834 shares issued and outstanding, respectively	498,783	495,878	240,238
Additional paid-in capital	14,248,358	14,177,112	9,308,844
Deficit accumulated during the development stage	(27,488,829)	(33,982,659)	(14,110,751)
Total stockholders' deficit	(11,381,275)	(17,949,256)	(3,711,319)
Total liabilities and stockholders' deficit	2,628,528	3,632,097	1,993,719
Preferred Class A [Member]
Stockholders' deficit:
Preferred stock	$ 1,360,413	$ 1,360,413	$ 850,350